Financial Instruments - Balance Sheet Grouping (Details) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Reported Value Measurement [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	$ 1,549.6	$ 1,643.6
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	8.9	18.5
Investment contracts without a fixed maturity	572.3	590.2
Long-term debt	8,252.6	6,481.3
Bank Loans, net	181.7
Estimate of Fair Value Measurement [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	1,584.8	1,698.6
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	8.9	18.5
Investment contracts without a fixed maturity	553.2	611.1
Long-term debt	8,670.6	7,408.7
Bank Loans, Fair Value	181.3
Level 1
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	0	0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	0	0
Investment contracts without a fixed maturity	0	0
Long-term debt	0	0
Bank Loans, Fair Value	0
Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	0	0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	0	0
Investment contracts without a fixed maturity	0	0
Long-term debt	8,670.6	7,408.7
Bank Loans, Fair Value	171.5
Level 3
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	1,584.8	1,698.6
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	8.9	18.5
Investment contracts without a fixed maturity	553.2	611.1
Long-term debt	0	0
Bank Loans, Fair Value	$ 9.8